Parent-Only Financial Statements, Statement of Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest expense:
Short-term borrowings	$ 60	$ 79	$ 80
Long-term debt	2,585	3,110	3,978
Other interest expense	307	245	316
Noninterest expense	48,842	50,398	49,393
Income before income tax benefit and equity in undistributed income of subsidiaries	32,629	28,471	23,656
Income tax benefit	10,405	9,103	7,445
Net income	21,878	18,897	15,869
Parent Company [Member]
Income [Abstract]
Interest income from subsidiaries	848	897	914
Other interest income	240	222	242
Other income	484	267	460
Total income	12,217	14,303	13,302
Interest expense:
Indebtedness to nonbank subsidiaries	334	287	254
Short-term borrowings	5	1	1
Long-term debt	1,546	1,877	2,423
Other interest expense	15	23	8
Noninterest expense	1,175	1,127	77
Total expense	3,075	3,315	2,763
Income before income tax benefit and equity in undistributed income of subsidiaries	9,142	10,988	10,539
Income tax benefit	(570)	(903)	(584)
Equity in undistributed income of subsidiaries	12,166	7,006	4,746
Net income	21,878	18,897	15,869
Parent Company [Member] | Bank [Member]
Income [Abstract]
Dividends from subsidiaries	10,612	11,767	11,546
Parent Company [Member] | Nonbank [Member]
Income [Abstract]
Dividends from subsidiaries	$ 33	$ 1,150	$ 140